Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Investments in associates	$ 110,335	$ 116,705
Total assets	2,759,599	2,954,963
Operating Segments | Mahong polysilicon plant
Segment Reporting Information [Line Items]
Investments in associates	0	0
Total assets	1,815,732	1,845,487
Operating Segments | Other Pv Products Segment
Segment Reporting Information [Line Items]
Investments in associates	110,335	116,705
Total assets	1,267,974	1,435,642
Intersegment Elimination
Segment Reporting Information [Line Items]
Investments in associates	0	0
Total assets	$ (324,107)	$ (326,166)